Goodwill and Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment charges	$ 0	$ 0	$ 0
Accumulated impairment loss	0	0
Amortization expense	8	8	6
Amortization expense, 2019	6
Amortization expense, 2020	5
Amortization expense, 2021	4
Amortization expense, 2022	1
Amortization expense, 2023	1
Trade names [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairment charges	$ 0	$ 0	$ 0